SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10 - SHAREHOLDERS’ EQUITY

A.	The rights of Ordinary Shares are as follows:

The Ordinary Shares confer upon the shareholders the right to receive notice to participate and vote in general meetings of shareholders of the Company, the right to receive dividends, if declared, and the right to participate in a distribution of the surplus of assets upon liquidation of the Company.

B.	Issuance of shares, warrants, and options.

1.	Private placements

(a)	During 2016, the Company raised $6,835 in gross proceeds through private placements of its Ordinary Shares. The Company issued a total of 15,050,032 Ordinary Shares (NIS 1.75 per share, approximately $0.45 per share), and a total of 12,022,835 Series A warrants, 13,565,691 Series B warrants and 3,178,557 Series E warrants at an exercise price of NIS 3 per share (approximately $0.93 per share), NIS 4 (approximately $1.24 per share), NIS 3 (approximately $0.93 per share), respectively, to purchase 1 Ordinary Share, respectively. After deducting closing costs and fees, the Company received net proceeds of approximately $6,245.

During 2019, the Series A warrants were exercised in full. On June 30, 2020, the outstanding balance of Series B warrants and Series E warrants, consisting of an aggregate of 11,781,552 and 2,687,197, respectively, fully expired.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

(b)	During 2017, the Company raised $11,645 in gross proceeds through private placements of its Ordinary Shares. The Company issued a total of 21,027,690 Ordinary Shares (average of NIS 2.01 per share, approximately average of $0.55 per share), and a total of 19,520,514 Series F warrants and 1,051,665 Series G warrants at an exercise price of $0.80 and $0.95, respectively, to purchase 1 Ordinary Share for every share purchased in the private placement agreements. After deducting closing costs and fees, the Company received net proceeds of approximately $10,745.

During 2018, the outstanding balance of Series G warrants, consisting of an aggregate of 1,001,665, fully expired. On June 30, 2020, the outstanding balance of Series F warrants, consisting of an aggregate of 18,917,985, fully expired.

(c)	On June 21, 2018 and June 25, 2018, the Company raised $12,351 in gross proceeds through a private placement of its Ordinary Shares with several leading Israeli institutional investors and several private investors. The Company issued a total of 21,963,411 Ordinary Shares, (NIS 2.05 per share, approximately $0.56 per share). In addition, the Company issued Series F-1 warrants to purchase 22,067,679 Ordinary Shares at an exercise price of $0.80 per share, exercisable until the 24-month anniversary of the date of issuance.

After deducting closing costs and fees, the Company received net proceeds of approximately $11,208. 22,067,679 Series F-1 warrants expired on June 30, 2020.

(d)	On January 27, 2019, the Company entered into a development agreement for manufacturing and engineering consulting services, and an investment agreement with RH Electronics Ltd. (“RH”). Pursuant to the agreement, RH purchased 1,233,333 Ordinary Shares for a total consideration of $1,000 at a price per share of NIS 3 (approximately $1.23 per share).

(e)	On May 10, 2020, the Company raised $350 in gross proceeds through a private placement of its ADSs. The Company issued a total of 700,000 ADSs (3,500,000 Ordinary Shares) at $0.50 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $321, net of issuance expenses.

2.	Public Offering and Registered direct offering.

On April 30, 2020, the Company raised $2,650 in gross proceeds through a registered direct offering of its ADSs. The Company issued a total of 5,300,000 ADSs (26,500,000 Ordinary Shares) at $0.50 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $2,294, net of issuance expenses.

On May 19, 2020, the Company raised $5,000 in gross proceeds through a registered direct offering of its ADSs. The Company issued a total of 8,333,334 ADSs (41,666,670 Ordinary Shares) at $0.60 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $4,498, net of issuance expenses.

On June 9, 2020, the Company raised $6,400 in gross proceeds through a registered direct offering of its ADSs. The Company issued a total of 6,400,000 ADSs (32,000,000 Ordinary Shares) at $1.00 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $5,816, net of issuance expenses.

On October 2, 2020, the Company entered into a sales agreement, pursuant to which the Company was able to sell from time to time, ADSs, in the aggregate amount of up to $8,100 (the “October 2020 Sales Agreement”). Sales under the October 2020 Sales Agreement were made by any method permitted by law that is deemed to be an “at the market” offering as defined in Rule 415 promulgated under the Securities Act. Under the October 2020 Sales Agreement, the Company sold, through the sales agent, an aggregate of 4,371,131 ADSs (21,855,655 Ordinary Shares) at an average price of $1.85 per ADS, raising gross proceeds of approximately $8,085. After deducting closing costs and fees, the Company received net proceeds of approximately $7,752 net of issuance expenses.

On December 30, 2020, the Company raised $26,000 in gross proceeds through a registered direct offering of its ADSs. The Company issued a total of 6,265,063 ADSs (31,325,315 Ordinary Shares) at $4.15 per ADS. After deducting closing costs and fees, the Company received net proceeds of approximately $24,026, net of issuance expenses.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

On January 22, 2021, the Company entered into a sales agreement, pursuant to which the Company can sell from time to time, ADSs, in the aggregated amount of up to $60,000 (the “January 2021 Sales Agreement”). Sales under the January 2021 Sales Agreement were made by any method permitted by law that is deemed to be an “at the market” offering as defined in Rule 415 promulgated under the Securities Act. Under the January 2021 Sales Agreement, the Company sold in 2021, through the sales agent, an aggregate of 1,378,344 ADSs (6,891,720 Ordinary Shares) at an average price of $10.137 per ADS, raising gross proceeds of approximately $13,972. After deducting closing costs and fees, the Company received net proceeds of approximately $13,508, net of issuance expenses. No sale under the January 2021 Sales Agreement were made during 2022.

3.	Shares and warrants to service providers:

(a)	Shares granted to service providers:

During 2020, the Company granted 575,000 Ordinary Shares to several service providers. The Company recorded in its 2020 statement of comprehensive loss an expense of $124 in respect of such grant included in general and administrative expenses.

During 2021, the Company granted 220,000 Ordinary Shares to several service providers. The Company recorded in its 2021 statement of comprehensive loss an expense of $153 in respect of such grant included in general and administrative expenses.

During 2022, the Company granted 320,000 Ordinary Shares to several service providers. The Company recorded in its 2022 statement of comprehensive loss an expense of $68 in respect of such grant included in general and administrative expenses.

(b)	Warrants and options granted to service providers:

The fair value for the warrants granted to service providers was estimated on the measurement date using a Black-Scholes option pricing model, with the following weighted-average assumptions: weighted average volatility of 92.87% - 93.41%, risk free interest rates of 0.687%, dividend yields of 0% and a weighted average life of the options of 4.25-4.37 years.

(1)	On July 16, 2020, the Company granted to Magna’s employees options to purchase a total of 950,000 Ordinary Shares at an exercise price of NIS 0.787 (approximately $0.23 per share at the grant date) for one third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options. The options vest over 12 quarters until fully vested on December 31, 2022. The Company recorded in its 2022, 2021 and 2020 statement of comprehensive loss an expense of $48, $51 and $51 respectively, in respect of such grant, included in research and development expenses.

On January 18, 2021, the Company approved an extension to the expiration dates of all the options already granted to Magna’s employees, from three years after each vesting date to seven years starting from the grant date. As a result, the Company recorded in its 2022 and 2021 statement of comprehensive loss an expense of $8 and $17, respectively.

(2)	On November 12, 2020, the Company granted options to service provider to purchase a total of 100,000 Ordinary Shares at an exercise price of NIS 1.33 (approximately $0.39 per share at the grant date). The options vest equally over eight quarters until fully vested on October 1, 2022.

(3)	On January 18, 2021, the Company granted options to service providers to purchase a total of 400,000 Ordinary Shares at an exercise price of NIS 2.9 (approximately $0.93 per share at the grant date). 300,000 of the options vest equally over twelve quarters until fully vested on January 1, 2024, and for 100,000 options one third of the options vest on January 1, 2022, and the balance vest equally over eight quarters until fully vested on January 1, 2024. The Company recorded in its 2022 and 2021 statement of comprehensive loss an expense of $91 and $91, respectively.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

(4)	On March 25, 2021, the Company granted options to service provider to purchase a total of 100,000 Ordinary Shares at an exercise price of NIS 4.75 (approximately $1.53 per share at the grant date). The options vest equally over twelve quarters until fully vested on January 1, 2024. The Company recorded in its 2022 and 2021 statement of comprehensive loss an expense of $22 and $22, respectively.

(5)	On December 30, 2021, the Company granted options to service providers to purchase a total of 400,000 Ordinary Shares at an exercise price of NIS 2.29 (approximately $0.74 per share at the grant date). 200,000 of the options vest equally over twelve quarters until fully vested on January 1, 2025. For 100,000 options one third of the options vest on January 1, 2023, and the balance vest equally over eight quarters until fully vested on January 1, 2025. For the remaining 100,000 options, upon meeting predefined business targets, 50% vest on December 31, 2022, and 50% on December 2023, the Company recorded in its 2022 statement of comprehensive loss an expense of $26.

4.	Shares and options to employees

(a)	Incentive Plan

In November 2015, the Board of Directors of the Company authorized a share option plan (“2016 Equity Incentive Plan”). The 2016 Equity Incentive Plan provides for the grant of share options to service providers, employees and office holders of the Company. Awards may be granted under the 2016 Equity Incentive Plan until November 2025, when the 2016 Equity Incentive Plan expires.

According to the 2016 Equity Incentive Plan, the aggregate number of Ordinary Shares that may be granted pursuant to awards will not exceed 15% of the Company’s capital on a fully diluted basis.

(b)	The fair value of options granted was estimated using the Black-Scholes option pricing model, and based on the following assumptions:

As of December 31,
	2022	2021
Exercise price	$0.28-$0.65	$0.41-$1.81
Expected volatility	93%-95%	93%-99%
Risk-free interest	1.5%-4.5%	0.26%-0.7%
Expected life of up to (years)	3.5-4.5	3.88-4.43

The following table summarizes the option activity for the years ended December 31, 2022, and 2021 for options granted to employees, officers, and directors:

	As of December 31,
	2022			2021
	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)
Outstanding at beginning of period (c)	22,860,713	$0.5	4.84	24,076,750	$0.47	1.61
Granted (d)	13,075,000	$0.28		3,355,000	$0.91
Exercised	(33,333)	$0.22		(2,707,286)	$0.49
Forfeited	(1,649,164)	0.72		(1,863,751)	$1.63
Outstanding at the end of period	34,253,216	$0.43	5.92	22,860,713	$0.5	4.84
Exercisable at the end of period	19,427,796		4.73	14,749,296		4.29

(*)	The weighted average fair value of options granted during the year ended December 31, 2022, was $ 0.08 per share.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

As of December 31, 2022, the total unrecognized share-based payment expenses related to nonvested awards was $1,662, which is expected to be recognized over the next 3 years.

As of December 31, 2022, there was $1,662 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. This cost is expected to be recognized over a weighted-average period of 1.62 years.

(c)	Options granted during 2020 and 2021.

On March 12, 2020, and on July 16, 2020, the Company extended the exercise period of 3,194,205 and of 2,150,000 outstanding options granted during 2017 to employees and to the Chief Executive Officer and to the Vice President of Human Resources, respectively, for one additional year. As a result, the Company recorded in its 2020 statement of comprehensive loss a total expense of $33.

On June 9, 2020, the Company granted to three of its senior officers options to purchase an aggregate of 3,650,000 Ordinary Shares, at an exercise price of NIS 0.787 (approximately $0.23 per share at the grant date) for one third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options. The options vest over 12 quarters until fully vested. The Company recorded in its 2020 statement of comprehensive loss an expense of $108, in respect of such grant.

On July 16, 2020, the Company’s shareholders approved, among others, a grant of options to two members of the Company’s Board of Directors, to the Company’s Chief Executive Officer and to the Company’s Vice President of Human Resources to purchase 300,000 each, 4,113,000, and 700,000, respectively, of the Company’s Ordinary Shares at an exercise price of NIS 0.787 (approximately $0.23 per share at the grant date) for one third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options. The options vest over 12 quarters until fully vested on December 31, 2022. The Company recorded in its 2020 statement of comprehensive loss an expense of $292, in respect of such grants, included in general and administrative expenses.

On August 19, 2020, the Company granted to its Vice President of Operations options to purchase an aggregate of 700,000 Ordinary Shares, at an exercise price of NIS 0.986 (approximately $0.29 per share at the grant date) for one third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options. The options vest over 12 quarters until fully vested on June 30, 2023. The Company recorded in its 2020 statement of comprehensive loss an expense of $11, in respect of such grant, included in research and development expenses.

During 2020, the Company granted options to purchase 1,000,000 Ordinary Shares to its employees at an exercise price ranging between NIS 0.787 to NIS 1.95 (an average of approximately $0.46 per share at the grant date). One third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested. In addition, the Company granted options to purchase 2,815,000 Ordinary Shares to its employees at an exercise price ranging between NIS 0.787 to NIS 1.95 (an average of approximately $0.36 per share at the grant date). The options vest over 12 quarters until fully vested.

On January 18, 2021, the Company approved an extension to the expiration dates, of all the options already granted under the Company’s 2016 Equity Incentive Plan, from three years after each vesting date to seven years starting from the grant date. As a result, the Company recorded in its 2021 statement of comprehensive loss an expense of $815.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

During 2021, the Company granted options to purchase 1,480,000 Ordinary Shares to its employees at an exercise price ranging between NIS 1.33 to NIS 2.29 (an average of approximately $0.74 per share at the grant date). The options vest equally over twelve quarters. In addition, the Company granted options to purchase 1,875,000 Ordinary Shares to its employees at an exercise price ranging between NIS 2.29 to NIS 5.93 (an average of approximately $0.91 per share at the grant date). One third of the options vest after one year and the balance of the remaining options vest equally over eight quarters until fully vested. As a result, the Company recorded in its 2021 statement of comprehensive loss an expense of $313.

(d)	Options granted during 2022.

On May 23, 2022, the Company’s Board of Directors approved a reduction to the exercise price of previously granted options for 27 employees, under the Company’s 2016 Equity Incentive Plan, with an exercise price of NIS 2.29 to an exercise price of NIS 1. As a result, the Company recorded, in its 2022 statement of comprehensive loss, an expense of $39.

On August 18, 2022, the Company granted options to five of its senior officers to purchase an aggregate of 4,200,000 Ordinary Shares, at an exercise price of NIS 1 (approximately $0.31 per share at the grant date). The options vest over 12 quarters until fully vested, starting from January 1, 2023.

On October 20, 2022, the Company’s shareholders approved grants of options to three members of the Company’s Board of Directors, to the Company’s Vice President of Human Resources and to the Company’s Chief Executive Officer to purchase 400,000 each, 600,000 and 4,000,000, respectively, of the Company’s Ordinary Shares at an exercise price of NIS 1 (approximately $0.28 per share at the grant date). The options vest over 12 quarters until fully vested. The Company recorded, in its 2022 statement of comprehensive loss, an expense of $6, with respect to such grants, included in general and administrative expenses.

During 2022, the Company granted options to purchase 1,225,000 Ordinary Shares to its employees at an exercise price of NIS 2.29 (approximately $0.72 per share at the grant date), which exercise price was thereafter reduced to NIS 1 as described above, with some of the options vesting equally over twelve quarters, and some of the options having a one-year cliff and the remainder vesting equally over eight quarters. In addition, the Company granted options to purchase 75,000 Ordinary Shares to its employees at an exercise price of NIS 1.95 (approximately $0.61 per share at the grant date), all the options vest on the grant date. Furthermore, the Company granted options to purchase 1,775,000 Ordinary Shares to its employees at an exercise price of NIS 1 (approximately $0.28 per share at the grant date), with some of the options vesting equally over twelve quarters, and some of the options having a one-year cliff and the remainder vesting equally over eight quarters.

As a result, the Company recorded in its 2022 statement of comprehensive loss an expense of $64.

(e)	Options granted to Eye-Net’s employees.

On August 19, 2020, the Company’s subsidiary, Eye-Net, granted options to purchase 8,700 ordinary shares of Eye-Net to its employees at an exercise price of $100 per share. The options vest over 12 quarters until fully vested on June 30, 2023. The Company recorded in its 2022, 2021 and 2020 statement of comprehensive loss an expense of $115, $135 and $74, in respect of such grant.

During 2021, the Company’s subsidiary, Eye-Net, granted options to purchase 4,850 ordinary shares of Eye-Net to its employees at an exercise price of $100 per share. 4,500 options vest over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested. 350 options vests over 11 quarters until fully vested. The Company recorded in its 2022 and 2021 statement of comprehensive loss an expense of $96 and 19, in respect of such grant.

During 2022, the Company’s subsidiary, Eye-Net, granted options to purchase 1,350 ordinary shares of Eye-Net to its employees. The options vest over 36 months, one third of the options vest after one year and the balance of the remaining options vest over eight quarters until fully vested. 450 options were granted at an exercise price of $100 and 900 options were granted at an exercise price of $200 per share. The Company recorded in its 2022 statement of comprehensive loss an expense of $14, in respect of such grant.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

5.	Share Based Compensation Expense:

The total share-based compensation expense, related to Ordinary Shares, options granted to employees, directors and service providers was comprised, at each period, as follows:

	Year ended December 31,
	2022	2021	2020
	USD in thousands
Cost of revenues	25	5	—
Research and development	929	1,161	469
Marketing and sales	196	169	62
General and administrative	676	1,129	631
	1,826	2,464	1,162
Less: Share-based compensation expense attributable to non-controlling interests	225	154	74
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	1,601	2,310	1,088